Summary of Significant Accounting Policies - Deferred Offering Costs (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Deferred offering costs
Deferred offering costs	$ 25	$ 8
Convertible Preferred Shares (Series A, B and C)
Deferred offering costs
Deferred offering costs	$ 25	$ 8